6. OIL AND GAS PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2015
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Schedule of oil and gas property

	2015 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,153,718	$–	$2,153,718
Geological and geophysical	296,135	–	296,135
Project management	787,938	–	787,938
Drilling	2,686,873	–	2,686,873
Assaying and analysis	97,525	–	97,525
Asset retirement obligations	87,262	–	87,262
Camp and field supplies	31,841	–	31,841
Travel and accommodation	95,734	–	95,734
Total expenditures	$6,237,026	$–	$6,237,026

	2014 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,502,876	$37,347	$2,540,223
Geological and geophysical	353,289	12,645	365,934
Project management	939,721	–	939,721
Drilling	3,205,440	–	3,205,440
Assaying and analysis	116,347	–	116,347
Asset retirement obligations	104,104	–	104,104
Camp and field supplies	37,987	–	37,987
Travel and accommodation	114,210	–	114,210
Total expenditures	$7,373,974	$49,992	$7,423,966

Schedule of leases
Date	Number of Leases	Land Area (Hectares)	Annual Lease Payments
June 15, 2006	3	4,864	CDN $17,024 / USD $12,301
October 19, 2006	4	3,584	CDN $12,544 / USD $ 9,064
November 2, 2006	4	5,632	CDN $19,712 / USD $14,243
January 11, 2007	4	4,608	CDN $16,128 / USD $11,653
January 24, 2007	2	2,304	CDN $8,064 / USD $ 5,827
	17	20,992	CDN $73,472 / USD $53,087

Future minimum lease payment schedule
Year	Future Minimum Lease Payments
2016	$53,087
2017	53,087
2018	53,087
2019	53,087
2020	53,087
Thereafter	17,480
Total	$282,915